Vanguard® Ultra-Short Bond ETF
Schedule of Investments (unaudited)
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Asset-Backed/Commercial Mortgage-Backed Securities (14.6%)
[1]	Ally Auto Receivables Trust Class A3 Series 2019-3	1.930%	5/15/24	514	519
[1,2]	American Credit Acceptance Receivables Trust Class A Series 2021-2	0.370%	10/15/24	3,426	3,428
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2021-2	0.680%	5/13/25	2,500	2,505
[1]	American Express Credit Account Master Trust Class B Series 2019-2	2.860%	11/15/24	1,000	1,013
[1]	Americredit Automobile Receivables Trust Class A2 Series 2021-2	0.260%	11/18/24	5,000	5,006
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	3,000	2,994
[1]	AmeriCredit Automobile Receivables Trust Class C Series 2018-1	3.500%	1/18/24	2,580	2,613
[1]	Americredit Automobile Receivables Trust Class C Series 2018-2	3.590%	6/18/24	3,000	3,062
[1,2]	ARI Fleet Lease Trust Class A2 Series 2021-A	0.370%	3/15/30	6,000	5,998
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-1A	3.070%	9/20/23	1,480	1,510
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-2A	2.970%	3/20/24	3,500	3,607
[1]	BMW Vehicle Owner Trust Class A3 Series 2020-A	0.480%	10/25/24	225	226
[1,2]	Canadian Pacer Auto Receivables Trust Class A2A Series 2021-1A	0.240%	10/19/23	680	680
[1]	CarMax Auto Owner Trust Class A2A Series 2021-2	0.270%	6/17/24	5,000	5,002
[1]	CarMax Auto Owner Trust Class A2A Series 2021-3	0.290%	9/16/24	7,050	7,051
[1]	CarMax Auto Owner Trust Class A2A Series 2021-4	0.240%	11/15/24	1,910	1,910
[1]	Carvana Auto Receivables Trust Class A2 Series 2021-P3	0.380%	1/10/25	1,420	1,419
[1]	CNH Equipment Trust Class A3 Series 2020-A	1.160%	6/16/25	350	353
[1,2]	Dell Equipment Finance Trust Class A2 Series 2021-2	0.330%	12/22/26	1,310	1,309
[1,2]	DLL LLC Class A4 Series 2019-MT3	2.150%	9/21/26	2,060	2,093
[1,2]	DLLAA LLC Class A2 Series 2021-1A	0.360%	5/17/24	5,000	5,001
[1,2]	DLLAD LLC Class A2 Series 2021-1A	0.350%	9/20/24	5,000	5,000
[1,2]	Donlen Fleet Lease Funding 2 LLC Class A2 Series 2021-2	0.560%	12/11/34	2,000	2,002
[1]	Drive Auto Receivables Trust Class A2 Series 2021-2	0.360%	5/15/24	730	730
[1]	Drive Auto Receivables Trust Class A3 Series 2021-1	0.440%	11/15/24	5,000	5,006

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Drive Auto Receivables Trust Class A3 Series 2021-2	0.350%	3/17/25	1,740	1,740
[1]	Drive Auto Receivables Trust Class B Series 2021-1	0.650%	7/15/25	2,500	2,507
[1]	Drive Auto Receivables Trust Class C Series 2019-4	2.510%	11/17/25	2,550	2,573
[1]	Drive Auto Receivables Trust Class D Series 2019-1	4.090%	6/15/26	300	310
[1,2]	DT Auto Owner Trust Class A Series 2021-1A	0.350%	1/15/25	227	227
[1,2]	DT Auto Owner Trust Class A Series 2021-2A	0.410%	3/17/25	3,680	3,683
[1,2]	DT Auto Owner Trust Class A Series 2021-3A	0.330%	4/15/25	1,698	1,698
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2019-3	2.060%	5/20/25	568	574
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	5,000	4,988
[1]	Exeter Automobile Receivables Trust Class A2 Series 2021-3A	0.340%	1/16/24	840	840
[1]	Exeter Automobile Receivables Trust Class A3 Series 2021-2A	0.300%	10/15/24	7,000	7,002
[1]	Exeter Automobile Receivables Trust Class A3 Series 2021-3A	0.350%	2/18/25	1,120	1,120
[1,2]	Flagship Credit Auto Trust Class A Series 2021-2	0.370%	12/15/26	4,031	4,033
[1,2]	Flagship Credit Auto Trust Class A Series 2021-3	0.360%	7/15/27	2,226	2,226
[1]	Ford Credit Auto Lease Trust Class A2 Series 2021-B	0.240%	4/15/24	5,730	5,726
[1]	Ford Credit Auto Lease Trust Class A3 Series 2020-B	0.620%	8/15/23	300	301
[1]	Ford Credit Auto Lease Trust Class A3 Series 2021-B	0.370%	10/15/24	3,780	3,776
[1,2]	Ford Credit Auto Owner Trust Class A Series 2017-2	2.360%	3/15/29	5,000	5,100
[1]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	1,120	1,149
[1]	Ford Credit Floorplan Master Owner Trust Class A Series 2017-3	2.480%	9/15/24	5,000	5,104
[1]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2019-3	2.230%	9/15/24	1,820	1,853
[1,2,3,4]	Freddie Mac STACR REMIC Trust Class M1 Series 2021-DNA5, SOFR + 0.650%	0.700%	1/25/34	681	681
[1,2]	GLS Auto Receivables Issuer Trust Class A Series 2021-3A	0.420%	1/15/25	1,350	1,350
[1,2]	GLS Auto Receivables Trust Class A Series 2021-2A	0.310%	11/15/24	8,169	8,167
[1]	GM Financial Automobile Leasing Trust Class D Series 2020-1	2.280%	6/20/24	150	152
[1]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2018-3	3.160%	1/16/24	2,500	2,541
[1,2]	GMF Floorplan Owner Revolving Trust Class A Series 2019-1	2.700%	4/15/24	505	512
[1,4]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	350	363
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2019-4	1.830%	1/18/24	1,727	1,743
[1,2]	HPEFS Equipment Trust Class A2 Series 2021-2A	0.300%	9/20/28	4,500	4,502
[1,2]	HPEFS Equipment Trust Class A3 Series 2021-2A	0.360%	9/20/28	2,500	2,496
[1,2]	Hyundai Auto Lease Securitization Trust Class A2 Series 2021-C	0.240%	1/16/24	3,190	3,189
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2021-B	0.330%	6/17/24	1,500	1,498
[1]	Hyundai Auto Receivables Trust Class A2 Series 2021-B	0.240%	5/15/24	7,380	7,383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-2	0.889%	12/26/28	6,000	5,998
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	5,000	5,000
[1]	Nissan Auto Lease Trust Class A4 Series 2020-A	1.880%	4/15/25	6,160	6,223
[1]	Santander Drive Auto Receivables Trust Class A2 Series 2021-2	0.280%	4/15/24	8,454	8,456
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2021-2	0.340%	2/18/25	10,000	10,004
[1]	Santander Drive Auto Receivables Trust Class B Series 2021-2	0.590%	9/15/25	6,000	6,005
[1]	Santander Drive Auto Receivables Trust Class D Series 2018-3	4.070%	8/15/24	1,193	1,213
[1]	Santander Drive Auto Receivables Trust Class D Series 2018-5	4.190%	12/16/24	1,004	1,019
[1,2]	Santander Retail Auto Lease Trust Class A2 Series 2021-B	0.310%	1/22/24	5,000	4,998
[1,2]	Santander Retail Auto Lease Trust Class A2 Series 2021-C	0.290%	4/22/24	1,370	1,367
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	3,000	2,998
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2021-C	0.500%	3/20/25	610	610
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2019-A	2.820%	5/22/23	1,215	1,218
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2020-A	1.760%	3/20/24	1,000	1,016
[1,2]	Tesla Auto Lease Trust Class A3 Series 2020-A	0.680%	12/20/23	8,140	8,176
[1,2]	Tesla Auto Lease Trust Class A3 Series 2021-B	0.360%	9/22/25	2,040	2,041
[1]	Toyota Auto Receivables Owner Trust Class A4 Series 2018-B	3.110%	11/15/23	280	283
[1,2]	Toyota Lease Owner Trust Class A2 Series 2021-A	0.270%	9/20/23	4,895	4,897
[1,2]	Toyota Lease Owner Trust Class A3 Series 2021-B	0.420%	10/21/24	1,800	1,800
[1,2]	Transportation Finance Equipment Trust Class A3 Series 2019-1	1.850%	4/24/23	2,386	2,404
[1]	Verizon Owner Trust Class B Series 2018-A	3.380%	4/20/23	590	596
[1]	Verizon Owner Trust Class C Series 2018-A	3.550%	4/20/23	3,000	3,031
[1]	Verizon Owner Trust Class C Series 2019-C	2.160%	4/22/24	3,000	3,071
[1,2]	Westlake Automobile Receivables Trust Class A2A Series 2021-1A	0.390%	10/15/24	1,118	1,119
[1,2]	Westlake Automobile Receivables Trust Class A2A Series 2021-2A	0.320%	4/15/25	5,000	5,001
[1]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.700%	1/17/23	3,800	3,840
[1]	World Omni Select Auto Trust Class A2 Series 2021-A	0.290%	2/18/25	2,050	2,050
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $255,867)					255,578
Corporate Bonds (78.2%)
Communications (2.4%)
	America Movil SAB de CV	3.125%	7/16/22	2,577	2,631
	AT&T Inc.	3.000%	6/30/22	560	568
	AT&T Inc.	0.900%	3/25/24	199	199
	British Telecommunications plc	4.500%	12/4/23	630	680
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	3,070	3,148
[2]	Deutsche Telekom International Finance BV	2.485%	9/19/23	150	155
	Discovery Communications LLC	2.950%	3/20/23	2,435	2,519

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	1,040	1,040
[2]	NTT Finance Corp.	0.373%	3/3/23	7,810	7,816
[2]	Sky Ltd.	3.125%	11/26/22	10,200	10,519
	TWDC Enterprises 18 Corp.	2.550%	2/15/22	2,106	2,124
	TWDC Enterprises 18 Corp.	2.450%	3/4/22	1,849	1,866
	TWDC Enterprises 18 Corp.	2.350%	12/1/22	861	881
[2,5]	Verizon Communications Inc.	3.500%	2/17/23	1,570	1,180
	Vodafone Group plc	2.500%	9/26/22	727	742
[2,5]	Vodafone Group plc	3.250%	12/13/22	470	351
	Walt Disney Co.	1.650%	9/1/22	985	998
	Walt Disney Co.	3.000%	9/15/22	4,580	4,700
					42,117
Consumer Discretionary (7.5%)
	Amazon.com Inc.	2.500%	11/29/22	1,100	1,122
	American Honda Finance Corp.	1.950%	5/20/22	4,201	4,247
	American Honda Finance Corp.	2.200%	6/27/22	1,975	2,004
	American Honda Finance Corp.	0.400%	10/21/22	50	50
	American Honda Finance Corp.	2.600%	11/16/22	385	394
	American Honda Finance Corp.	1.950%	5/10/23	1,715	1,757
	American Honda Finance Corp.	0.875%	7/7/23	2,000	2,017
	American Honda Finance Corp.	3.450%	7/14/23	1,453	1,530
	American Honda Finance Corp.	0.650%	9/8/23	3,500	3,514
	AutoZone Inc.	3.700%	4/15/22	70	71
	AutoZone Inc.	3.125%	7/15/23	2,146	2,236
[2]	BMW Finance NV	2.250%	8/12/22	4,012	4,082
[2]	BMW U.S. Capital LLC	2.700%	4/6/22	1,000	1,010
[2]	BMW U.S. Capital LLC	2.950%	4/14/22	2,823	2,864
[2]	BMW U.S. Capital LLC	3.450%	4/12/23	5,980	6,242
[2]	BMW U.S. Capital LLC	2.250%	9/15/23	2,455	2,533
[2]	Daimler Finance North America LLC	2.850%	1/6/22	3,640	3,664
[2]	Daimler Finance North America LLC	3.400%	2/22/22	1,400	1,417
[2]	Daimler Finance North America LLC	2.550%	8/15/22	2,428	2,475
[2]	Daimler Finance North America LLC	3.350%	2/22/23	395	410
[2]	Daimler Finance North America LLC	1.750%	3/10/23	4,000	4,072
	eBay Inc.	2.600%	7/15/22	3,331	3,372
[2]	ERAC USA Finance LLC	3.300%	10/15/22	1,631	1,679
[2]	ERAC USA Finance LLC	2.700%	11/1/23	5,018	5,215
	General Motors Financial Co. Inc.	3.450%	1/14/22	630	634
	General Motors Financial Co. Inc.	3.450%	4/10/22	1,301	1,315
	General Motors Financial Co. Inc.	3.150%	6/30/22	4,522	4,606
	General Motors Financial Co. Inc.	3.550%	7/8/22	1,205	1,233
	General Motors Financial Co. Inc.	3.250%	1/5/23	500	516
	General Motors Financial Co. Inc.	3.700%	5/9/23	500	522
	General Motors Financial Co. Inc.	5.100%	1/17/24	900	982
[2]	Harley-Davidson Financial Services Inc.	4.050%	2/4/22	418	423
[2]	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	1,009	1,020
	Home Depot Inc.	2.625%	6/1/22	239	242
	Lennar Corp.	4.125%	1/15/22	2,000	2,003
	Lennar Corp.	4.750%	11/15/22	2,500	2,590
	Lowe's Cos. Inc.	3.120%	4/15/22	200	202
	Marriott International Inc.	2.300%	1/15/22	520	522
	Marriott International Inc.	3.250%	9/15/22	121	123
	Marriott International Inc.	2.125%	10/3/22	451	456
[2]	Nissan Motor Acceptance Co. LLC	2.800%	1/13/22	192	193
[2]	Nissan Motor Acceptance Co. LLC	2.650%	7/13/22	1,386	1,407
[2]	Nissan Motor Acceptance Co. LLC	2.600%	9/28/22	996	1,014
[2]	Nissan Motor Acceptance Co. LLC	3.450%	3/15/23	1,062	1,100
[2]	Nissan Motor Co. Ltd.	3.043%	9/15/23	5,337	5,550

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ralph Lauren Corp.	1.700%	6/15/22	17,307	17,479
	Starbucks Corp.	2.700%	6/15/22	1,820	1,844
	Toyota Motor Corp.	0.681%	3/25/24	2,000	2,003
	Toyota Motor Credit Corp.	2.600%	1/11/22	1,500	1,510
	Toyota Motor Credit Corp.	3.300%	1/12/22	610	615
	Toyota Motor Credit Corp.	2.650%	4/12/22	2,447	2,478
	Toyota Motor Credit Corp.	1.150%	5/26/22	473	476
	Toyota Motor Credit Corp.	2.800%	7/13/22	4,755	4,850
	Toyota Motor Credit Corp.	2.150%	9/8/22	3,131	3,188
[5]	Volkswagen Financial Services Australia Pty Ltd.	3.300%	2/28/22	130	95
[5]	Volkswagen Financial Services Australia Pty Ltd.	3.500%	9/14/22	330	245
[5]	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	1,230	920
[4,5]	Volkswagen Financial Services Australia Pty Ltd., 3M Australian Bank Bill Rate + 1.300%	1.311%	9/14/22	650	472
[2]	Volkswagen Group of America Finance LLC	4.000%	11/12/21	665	668
[2]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	5,385	5,508
[2]	Volkswagen Group of America Finance LLC	0.750%	11/23/22	154	154
[2]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	2,250	2,338
[2]	Volkswagen Group of America Finance LLC	0.875%	11/22/23	1,250	1,256
					130,729
Consumer Staples (4.6%)
[2]	7-Eleven Inc.	0.625%	2/10/23	8,500	8,502
[4,5]	Anheuser-Busch InBev Worldwide Inc., 3M Australian Bank Bill Rate + 0.970%	0.982%	9/6/22	860	625
	BAT Capital Corp.	2.764%	8/15/22	171	174
[2]	BAT International Finance plc	3.250%	6/7/22	100	102
	Campbell Soup Co.	2.500%	8/2/22	1,329	1,353
	Campbell Soup Co.	3.650%	3/15/23	180	188
	Church & Dwight Co. Inc.	2.450%	8/1/22	1,500	1,523
[2]	Coca-Cola Europacific Partners plc	0.500%	5/5/23	1,500	1,498
	Conagra Brands Inc.	3.250%	9/15/22	1,134	1,163
	Constellation Brands Inc.	3.200%	2/15/23	4,000	4,141
	Diageo Investment Corp.	2.875%	5/11/22	1,710	1,737
	Diageo Investment Corp.	8.000%	9/15/22	201	216
	General Mills Inc.	2.600%	10/12/22	8,115	8,286
	Hormel Foods Corp.	0.650%	6/3/24	5,000	5,004
	Keurig Dr Pepper Inc.	4.057%	5/25/23	1,000	1,057
	Keurig Dr Pepper Inc.	0.750%	3/15/24	20	20
	Kimberly-Clark Corp.	2.400%	3/1/22	488	492
	Kroger Co.	3.400%	4/15/22	2,393	2,414
	Kroger Co.	2.800%	8/1/22	1,473	1,501
	McCormick & Co. Inc.	2.700%	8/15/22	2,943	2,998
	Molson Coors Beverage Co.	3.500%	5/1/22	308	314
[2]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	5,094	5,185
	Mondelez International Inc.	0.625%	7/1/22	1,225	1,228
	PepsiCo Inc.	3.100%	7/17/22	2,200	2,239
	Philip Morris International Inc.	2.900%	11/15/21	561	563
	Philip Morris International Inc.	2.375%	8/17/22	1,334	1,357
	Philip Morris International Inc.	2.500%	8/22/22	688	702
	Philip Morris International Inc.	2.500%	11/2/22	2,924	2,988
	Procter & Gamble Co.	2.150%	8/11/22	1,583	1,610
[2]	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	11,309	11,465
	Reynolds American Inc.	4.850%	9/15/23	2,220	2,404
	Sysco Corp.	2.600%	6/12/22	7,462	7,579
	Tyson Foods Inc.	4.500%	6/15/22	110	112
					80,740

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy (5.7%)
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	8,680	8,916
	BP Capital Markets America Inc.	2.937%	4/6/23	1,000	1,038
	BP Capital Markets America Inc.	2.750%	5/10/23	3,605	3,741
	BP Capital Markets plc	2.500%	11/6/22	907	929
	Canadian Natural Resources Ltd.	2.950%	1/15/23	3,185	3,278
	Chevron Corp.	2.411%	3/3/22	263	264
	Chevron Corp.	2.355%	12/5/22	952	970
	Chevron USA Inc.	0.333%	8/12/22	2,041	2,044
	ConocoPhillips Co.	2.400%	12/15/22	9,000	9,171
	Diamondback Energy Inc.	0.900%	3/24/23	70	70
	Ecopetrol SA	5.875%	9/18/23	522	562
	El Paso Natural Gas Co. LLC	8.625%	1/15/22	976	998
	Empresa Nacional del Petroleo	4.750%	12/6/21	2,095	2,109
	Enbridge Inc.	2.900%	7/15/22	1,592	1,620
	Enbridge Inc.	4.000%	10/1/23	5,250	5,557
	Enbridge Inc.	0.550%	10/4/23	800	801
	Energy Transfer LP	4.650%	2/15/22	1,380	1,401
	Energy Transfer LP	3.450%	1/15/23	82	84
	Energy Transfer LP	3.600%	2/1/23	200	206
	Energy Transfer LP	4.250%	3/15/23	4,500	4,690
	Energy Transfer LP / Regency Energy Finance Corp.	5.000%	10/1/22	2,375	2,451
	Enterprise Products Operating LLC	3.500%	2/1/22	1,100	1,112
	EOG Resources Inc.	2.625%	3/15/23	4,000	4,109
	Exxon Mobil Corp.	2.397%	3/6/22	75	75
	Exxon Mobil Corp.	1.902%	8/16/22	344	349
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	433	440
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	354	363
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	3,396	3,560
	Kinder Morgan Inc.	3.150%	1/15/23	610	630
[2]	Kinder Morgan Inc.	5.625%	11/15/23	1,770	1,928
	Marathon Petroleum Corp.	4.500%	5/1/23	3,000	3,171
	ONEOK Partners LP	3.375%	10/1/22	2,390	2,440
	Pertamina Persero PT	4.875%	5/3/22	200	205
	Phillips 66	4.300%	4/1/22	3,000	3,058
	Phillips 66	0.900%	2/15/24	1,975	1,975
	Pioneer Natural Resources Co.	0.550%	5/15/23	5,000	5,004
	Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	1,000	1,013
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	725	733
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	2,000	2,125
[2]	Schlumberger Finance Canada Ltd.	2.650%	11/20/22	2,060	2,108
[2]	Schlumberger Investment SA	2.400%	8/1/22	7,684	7,779
	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	543	554
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	410	439
	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	200	203
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	1,353	1,376
[2]	Southern Natural Gas Co. LLC	0.625%	4/28/23	1,500	1,500
	Thai Oil PCL	3.625%	1/23/23	100	103
	Thaioil Treasury Center Co. Ltd.	3.625%	1/23/23	200	206
	Williams Cos. Inc.	3.600%	3/15/22	755	762
	Williams Cos. Inc.	3.350%	8/15/22	125	127
	Williams Cos. Inc.	3.700%	1/15/23	1,270	1,312
					99,659

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Financials (32.6%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/1/22	574	579
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	3,151	3,204
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	100	103
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	2,925	3,081
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	4,500	4,795
[2]	AIG Global Funding	2.300%	7/1/22	2,891	2,937
[2]	AIG Global Funding	0.400%	9/13/23	3,000	2,992
[2]	AIG Global Funding	0.450%	12/8/23	5,500	5,501
	Air Lease Corp.	3.750%	2/1/22	1,778	1,787
	Air Lease Corp.	2.625%	7/1/22	1,513	1,535
	Air Lease Corp.	3.875%	7/3/23	1,000	1,053
	Air Lease Corp.	3.000%	9/15/23	2,000	2,079
	Allstate Corp.	3.150%	6/15/23	4,573	4,788
	Ally Financial Inc.	4.125%	2/13/22	1,825	1,849
	Ally Financial Inc.	4.625%	5/19/22	1,235	1,267
	Ally Financial Inc.	3.050%	6/5/23	1,000	1,038
	American Express Co.	2.750%	5/20/22	2,531	2,566
	American Express Co.	2.500%	8/1/22	3,352	3,410
	American Express Co.	3.700%	8/3/23	8,000	8,463
	American Express Credit Corp.	2.700%	3/3/22	798	805
	Ameriprise Financial Inc.	3.000%	3/22/22	3,528	3,574
[2]	ANZ New Zealand International Ltd.	2.875%	1/25/22	200	202
[2]	ANZ New Zealand International Ltd.	1.900%	2/13/23	2,191	2,238
	Aon Corp.	2.200%	11/15/22	1,140	1,163
	Aon plc	4.000%	11/27/23	1,320	1,405
	Ares Capital Corp.	3.625%	1/19/22	535	538
	Ares Capital Corp.	3.500%	2/10/23	716	740
[2]	Athene Global Funding	4.000%	1/25/22	825	835
[2]	Athene Global Funding	3.000%	7/1/22	7,400	7,545
[2]	Athene Global Funding	2.800%	5/26/23	1,355	1,406
[2]	Athene Global Funding	1.200%	10/13/23	3,101	3,139
	Banco Santander SA	3.500%	4/11/22	3,744	3,805
	Banco Santander SA	3.125%	2/23/23	2,025	2,097
	Banco Santander SA	0.701%	6/30/24	3,500	3,507
[4,5]	Banco Santander SA, 3M Australian Bank Bill Rate + 1.650%	1.675%	1/19/23	200	146
	Bank of America Corp.	5.700%	1/24/22	101	103
	Bank of America Corp.	2.503%	10/21/22	2,000	2,002
	Bank of America Corp.	3.124%	1/20/23	7,465	7,527
	Bank of America Corp.	2.881%	4/24/23	4,551	4,614
	Bank of America Corp.	2.816%	7/21/23	2,178	2,220
	Bank of America Corp.	3.004%	12/20/23	2,677	2,758
	Bank of America Corp.	0.523%	6/14/24	500	500
	Bank of Montreal	2.050%	11/1/22	411	419
	Bank of Montreal	0.400%	9/15/23	15,000	15,016
	Bank of Nova Scotia	2.700%	3/7/22	1,308	1,322
	Bank of Nova Scotia	2.000%	11/15/22	2,195	2,237
	Bank of Nova Scotia	2.375%	1/18/23	300	308
	Bank of Nova Scotia	1.625%	5/1/23	4,640	4,735
	Bank of Nova Scotia	0.400%	9/15/23	5,000	4,998
[2]	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	879	896
[2]	Banque Federative du Credit Mutuel SA	2.125%	11/21/22	12,536	12,790
	Barclays Bank plc	1.700%	5/12/22	310	313

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	4.610%	2/15/23	625	635
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	1,278	1,300
[2]	BNP Paribas SA	2.950%	5/23/22	3,434	3,494
[2]	BNP Paribas SA	3.500%	3/1/23	1,000	1,042
[2]	BNZ International Funding Ltd.	2.650%	11/3/22	600	615
[2]	BNZ International Funding Ltd.	3.375%	3/1/23	687	716
[2]	BPCE SA	3.000%	5/22/22	2,000	2,034
[2]	BPCE SA	2.750%	1/11/23	1,945	2,005
[2]	BPCE SA	5.700%	10/22/23	2,300	2,522
[4,5]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	1.125%	4/26/23	410	300
[2]	Brighthouse Financial Global Funding	0.600%	6/28/23	12,377	12,387
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	1,750	1,750
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	2,000	2,017
	Canadian Imperial Bank of Commerce	2.606%	7/22/23	2,280	2,321
	Capital One Bank USA NA	2.014%	1/27/23	10,700	10,756
	Charles Schwab Corp.	3.225%	9/1/22	252	259
	Chubb INA Holdings Inc.	2.875%	11/3/22	4,790	4,900
	Chubb INA Holdings Inc.	2.700%	3/13/23	1,855	1,919
	Citigroup Inc.	2.750%	4/25/22	100	101
	Citigroup Inc.	4.050%	7/30/22	2,203	2,269
	Citigroup Inc.	2.700%	10/27/22	466	477
[6]	Citigroup Inc.	2.312%	11/4/22	5,485	5,494
	Citigroup Inc.	3.142%	1/24/23	1,486	1,498
	Citigroup Inc.	2.876%	7/24/23	7,818	7,970
[2]	Citizens Financial Group Inc.	4.150%	9/28/22	396	408
	CME Group Inc.	3.000%	9/15/22	694	712
[2]	Commonwealth Bank of Australia	2.500%	9/18/22	108	110
	Cooperatieve Rabobank UA	3.950%	11/9/22	225	234
[2]	Credit Agricole SA	3.375%	1/10/22	950	958
[2]	Credit Agricole SA	3.750%	4/24/23	3,749	3,940
	Credit Suisse AG	1.000%	5/5/23	14,000	14,124
[2]	Daiwa Securities Group Inc.	3.129%	4/19/22	1,426	1,446
[2]	Danske Bank A/S	5.000%	1/12/22	455	461
[2]	Danske Bank A/S	2.700%	3/2/22	2,825	2,852
[2]	Danske Bank A/S	5.000%	1/12/23	1,050	1,062
[2]	Danske Bank A/S	1.226%	6/22/24	2,625	2,650
	Deutsche Bank AG	5.000%	2/14/22	2,126	2,161
	Deutsche Bank AG	3.300%	11/16/22	1,600	1,650
	Discover Bank	3.350%	2/6/23	1,000	1,036
	Discover Financial Services	5.200%	4/27/22	570	585
	E*TRADE Financial Corp.	2.950%	8/24/22	4,458	4,552
	Enstar Group Ltd.	4.500%	3/10/22	2,282	2,311
[2]	Equitable Financial Life Global Funding	0.500%	4/6/23	2,939	2,944
[2]	Equitable Financial Life Global Funding	0.500%	11/17/23	5,604	5,603
	Fidelity National Financial Inc.	5.500%	9/1/22	471	493
	First Republic Bank	2.500%	6/6/22	3,125	3,166
[2]	Five Corners Funding Trust	4.419%	11/15/23	4,399	4,751
	Franklin Resources Inc.	2.800%	9/15/22	252	258
	GATX Corp.	4.750%	6/15/22	162	167
	Goldman Sachs Group Inc.	5.750%	1/24/22	763	776
	Goldman Sachs Group Inc.	2.876%	10/31/22	6,340	6,351
	Goldman Sachs Group Inc.	3.625%	1/22/23	2,236	2,330
	Goldman Sachs Group Inc.	0.481%	1/27/23	7,715	7,716
	Goldman Sachs Group Inc.	2.905%	7/24/23	35	36
	Goldman Sachs Group Inc.	0.627%	11/17/23	2,075	2,077
	Goldman Sachs Group Inc.	0.657%	9/10/24	500	500
[4,5]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	1.216%	5/16/23	200	146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	2.650%	1/5/22	350	352
	HSBC Holdings plc	4.875%	1/14/22	249	252
	HSBC Holdings plc	3.262%	3/13/23	8,843	8,954
	HSBC Holdings plc	3.600%	5/25/23	2,400	2,523
	HSBC Holdings plc	3.950%	5/18/24	4,150	4,370
	Infinity Property and Casualty Corp.	5.000%	9/19/22	371	386
[2]	ING Bank NV	5.800%	9/25/23	2,000	2,194
	ING Groep NV	3.150%	3/29/22	1,300	1,319
	Intercontinental Exchange Inc.	2.350%	9/15/22	785	799
	Intercontinental Exchange Inc.	0.700%	6/15/23	2,611	2,623
	International Finance Corp.	5.875%	8/15/22	100	105
	Invesco Finance plc	3.125%	11/30/22	1,158	1,194
[2]	Jackson National Life Global Funding	2.500%	6/27/22	63	64
[2]	Jackson National Life Global Funding	2.375%	9/15/22	200	204
	JPMorgan Chase & Co.	2.972%	1/15/23	3,000	3,023
	JPMorgan Chase & Co.	3.207%	4/1/23	2,093	2,122
	JPMorgan Chase & Co.	2.776%	4/25/23	3,088	3,129
	JPMorgan Chase & Co.	3.375%	5/1/23	590	617
	JPMorgan Chase & Co.	2.700%	5/18/23	2,500	2,585
	JPMorgan Chase & Co.	0.697%	3/16/24	2,280	2,286
	JPMorgan Chase & Co.	3.559%	4/23/24	97	102
	JPMorgan Chase & Co.	3.797%	7/23/24	1,200	1,269
	KeyBank NA	2.400%	6/9/22	850	863
[2]	Liberty Mutual Group Inc.	4.950%	5/1/22	817	838
[2]	Liberty Mutual Group Inc.	4.250%	6/15/23	526	558
	Lincoln National Corp.	4.200%	3/15/22	1,536	1,562
	Lloyds Banking Group plc	3.000%	1/11/22	1,171	1,180
	Lloyds Banking Group plc	2.858%	3/17/23	2,300	2,326
	Lloyds Banking Group plc	1.326%	6/15/23	11,100	11,173
	Lloyds Banking Group plc	4.050%	8/16/23	1,000	1,065
	Lloyds Banking Group plc	2.907%	11/7/23	2,175	2,231
[5]	Lloyds Banking Group plc	3.900%	11/23/23	180	139
[2]	Macquarie Bank Ltd.	2.100%	10/17/22	572	583
[2]	Macquarie Bank Ltd.	0.441%	12/16/22	3,625	3,630
[5]	Macquarie Group Ltd.	3.250%	12/15/22	1,100	799
[2]	Macquarie Group Ltd.	3.189%	11/28/23	2,200	2,265
	Markel Corp.	4.900%	7/1/22	203	210
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	1,395	1,403
[2]	MassMutual Global Funding II	2.250%	7/1/22	300	305
[2]	MassMutual Global Funding II	2.500%	10/17/22	459	470
[2]	MassMutual Global Funding II	0.480%	8/28/23	2,000	2,004
[2]	Met Tower Global Funding	0.550%	7/13/22	3,099	3,108
[2]	Metropolitan Life Global Funding I	2.650%	4/8/22	150	152
[2]	Metropolitan Life Global Funding I	2.400%	6/17/22	635	645
[2]	Metropolitan Life Global Funding I	3.000%	1/10/23	2,761	2,853
[2]	Metropolitan Life Global Funding I	1.950%	1/13/23	6,142	6,268
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	1,010	1,021
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	2,610	2,642
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	3,295	3,356
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	4,960	5,057
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	200	209
[2]	Mizuho Bank Ltd.	2.950%	10/17/22	10,000	10,280
	Mizuho Financial Group Inc.	2.953%	2/28/22	500	506
	Mizuho Financial Group Inc.	2.601%	9/11/22	1,637	1,673
	Mizuho Financial Group Inc.	2.721%	7/16/23	705	718
	Mizuho Financial Group Inc.	1.241%	7/10/24	1,400	1,416
	Morgan Stanley	2.750%	5/19/22	1,624	1,650
	Morgan Stanley	4.875%	11/1/22	2,586	2,709

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	3.125%	1/23/23	2,000	2,071
	Morgan Stanley	0.560%	11/10/23	4,168	4,174
	Morgan Stanley	0.529%	1/25/24	1,381	1,382
	Morgan Stanley	0.731%	4/5/24	5,050	5,067
	MUFG Union Bank NA	3.150%	4/1/22	1,000	1,012
	MUFG Union Bank NA	2.100%	12/9/22	300	306
	Nasdaq Inc.	0.445%	12/21/22	800	800
	National Australia Bank Ltd.	2.500%	5/22/22	140	142
[2]	National Bank of Canada	2.150%	10/7/22	12,721	12,965
	National Bank of Canada	2.100%	2/1/23	260	266
	National Bank of Canada	0.900%	8/15/23	2,500	2,510
[2]	Nationwide Building Society	2.000%	1/27/23	300	307
[2]	Nationwide Building Society	3.622%	4/26/23	7,487	7,619
	NatWest Group plc	3.498%	5/15/23	1,585	1,614
[2]	NatWest Markets plc	2.375%	5/21/23	2,795	2,882
[2]	New York Life Global Funding	2.250%	7/12/22	1,785	1,814
[2]	Nordea Bank Abp	4.250%	9/21/22	1,765	1,830
[2]	Nordea Bank Abp	3.750%	8/30/23	3,700	3,924
	Nordea Bank Abp	3.750%	8/30/23	5,000	5,303
	ORIX Corp.	2.900%	7/18/22	918	935
	PNC Bank NA	2.450%	7/28/22	300	305
[2]	Pricoa Global Funding I	2.450%	9/21/22	936	957
	Principal Financial Group Inc.	3.300%	9/15/22	2,719	2,795
	Principal Financial Group Inc.	3.125%	5/15/23	1,906	1,986
[2]	Protective Life Global Funding	2.924%	4/15/22	217	220
[2]	Protective Life Global Funding	2.615%	8/22/22	1,725	1,761
[2]	Protective Life Global Funding	0.502%	4/12/23	5,200	5,204
[2]	Protective Life Global Funding	0.391%	7/7/23	2,500	2,496
[2]	Protective Life Global Funding	0.631%	10/13/23	4,775	4,788
	Protective Life Global Funding	0.631%	10/13/23	300	301
[2]	Reliance Standard Life Global Funding II	2.625%	7/22/22	5,898	6,009
[2]	Reliance Standard Life Global Funding II	2.150%	1/21/23	895	914
	Santander Holdings USA Inc.	3.400%	1/18/23	1,000	1,034
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	661	668
[2]	Skandinaviska Enskilda Banken AB	0.550%	9/1/23	6,000	6,012
[2]	Standard Chartered plc	4.247%	1/20/23	2,550	2,578
[2]	Standard Chartered plc	1.319%	10/14/23	3,990	4,016
	Standard Chartered plc	1.319%	10/14/23	200	201
	State Street Corp.	2.825%	3/30/23	180	182
	State Street Corp.	2.653%	5/15/23	275	279
	Sumitomo Mitsui Banking Corp.	4.850%	3/1/22	1,500	1,526
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	1,936	1,981
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	2,336	2,380
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	3,492	3,583
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	6,500	6,728
[4,5]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.270%	1.289%	3/29/22	200	145
[2]	Swedbank AB	2.800%	3/14/22	152	154
[2]	Swiss Re Treasury U.S. Corp.	2.875%	12/6/22	257	263
	Synchrony Financial	2.850%	7/25/22	445	453
	TD Ameritrade Holding Corp.	2.950%	4/1/22	1,000	1,009
[2]	Toronto-Dominion Bank	2.500%	1/18/23	790	795
	Truist Bank	2.800%	5/17/22	980	994
	Truist Financial Corp.	3.950%	3/22/22	3,025	3,068
	Truist Financial Corp.	2.750%	4/1/22	209	211
	Truist Financial Corp.	3.050%	6/20/22	500	509
	U.S. Bancorp	3.000%	3/15/22	722	730
	U.S. Bancorp	2.950%	7/15/22	460	469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	UBS Group AG	2.650%	2/1/22	1,000	1,008
[2]	UBS Group AG	3.491%	5/23/23	5,951	6,066
[2]	UBS Group AG	2.859%	8/15/23	6,594	6,731
	W R Berkley Corp.	4.625%	3/15/22	332	338
	Wells Fargo & Co.	3.500%	3/8/22	969	983
	Wells Fargo & Co.	2.625%	7/22/22	1,813	1,848
[5]	Wells Fargo & Co.	5.250%	9/7/22	80	60
	Wells Fargo & Co.	3.069%	1/24/23	650	656
	Wells Fargo & Co.	3.450%	2/13/23	6,432	6,698
	Wells Fargo & Co.	4.125%	8/15/23	925	986
	Wells Fargo & Co.	1.654%	6/2/24	2,000	2,040
[5]	Westpac Banking Corp.	4.500%	3/11/27	1,550	1,138
[4,5]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	1.816%	6/22/28	2,200	1,621
					569,416
Health Care (7.9%)
	AbbVie Inc.	3.450%	3/15/22	4,320	4,359
	AbbVie Inc.	3.250%	10/1/22	2,790	2,851
	AbbVie Inc.	3.200%	11/6/22	808	829
	AbbVie Inc.	2.300%	11/21/22	1,910	1,951
	AbbVie Inc.	2.850%	5/14/23	1,500	1,552
	Aetna Inc.	2.750%	11/15/22	3,260	3,327
	Aetna Inc.	2.800%	6/15/23	6,828	7,071
	AmerisourceBergen Corp.	0.737%	3/15/23	6,932	6,942
	Amgen Inc.	2.700%	5/1/22	2,100	2,121
	Amgen Inc.	2.650%	5/11/22	2,255	2,283
	Amgen Inc.	3.625%	5/15/22	2,599	2,631
	Anthem Inc.	3.125%	5/15/22	280	285
	Astrazeneca Finance LLC	0.700%	5/28/24	4,000	4,005
	AstraZeneca plc	2.375%	6/12/22	180	182
	AstraZeneca plc	0.300%	5/26/23	2,000	1,999
	Baxalta Inc.	3.600%	6/23/22	2,392	2,434
	Biogen Inc.	3.625%	9/15/22	483	498
	Bristol-Myers Squibb Co.	2.000%	8/1/22	475	482
	Bristol-Myers Squibb Co.	2.750%	2/15/23	10,000	10,310
	Bristol-Myers Squibb Co.	3.250%	2/20/23	3,247	3,370
	Bristol-Myers Squibb Co.	0.537%	11/13/23	4,000	4,001
	Cigna Corp.	3.050%	11/30/22	610	627
	Cigna Corp.	3.750%	7/15/23	3,000	3,171
	CommonSpirit Health	2.950%	11/1/22	857	880
	CVS Health Corp.	3.500%	7/20/22	125	128
	CVS Health Corp.	2.750%	12/1/22	110	112
	CVS Health Corp.	4.750%	12/1/22	1,000	1,039
	Eli Lilly & Co.	2.350%	5/15/22	885	897
	Gilead Sciences Inc.	3.250%	9/1/22	6,255	6,396
	GlaxoSmithKline Capital plc	2.875%	6/1/22	190	193
	Humana Inc.	2.900%	12/15/22	4,905	5,044
	Humana Inc.	0.650%	8/3/23	2,000	2,001
	Illumina Inc.	0.550%	3/23/23	1,000	1,000
	Kaiser Foundation Hospitals	3.500%	4/1/22	309	314
	McKesson Corp.	2.700%	12/15/22	4,000	4,088
	Merck & Co. Inc.	2.400%	9/15/22	394	400
[2]	Mylan Inc.	3.125%	1/15/23	800	826
	Novartis Capital Corp.	2.400%	5/17/22	280	283
	Novartis Capital Corp.	2.400%	9/21/22	86	88
	PerkinElmer Inc.	0.550%	9/15/23	7,830	7,837
	Royalty Pharma plc	0.750%	9/2/23	3,000	3,010
	SSM Health Care Corp.	3.688%	6/1/23	16,000	16,706

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.375%	11/15/21	83	83
	UnitedHealth Group Inc.	3.350%	7/15/22	1,000	1,024
	UnitedHealth Group Inc.	2.375%	10/15/22	2,811	2,873
	Viatris Inc.	0.477%	10/15/21	1,000	1,000
[2]	Viatris Inc.	1.125%	6/22/22	10,006	10,059
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	4,861	4,906
	Zoetis Inc.	3.250%	2/1/23	610	629
					139,097
Industrials (3.7%)
	Boeing Co.	2.125%	3/1/22	2,080	2,091
	Boeing Co.	2.700%	5/1/22	230	233
	Boeing Co.	2.200%	10/30/22	309	313
	Boeing Co.	1.167%	2/4/23	1,964	1,968
	Boeing Co.	4.508%	5/1/23	2,585	2,730
	Boeing Co.	1.433%	2/4/24	815	816
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	1,634	1,643
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	4,628	4,715
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	91	94
	Caterpillar Financial Services Corp.	2.950%	2/26/22	211	213
	Caterpillar Financial Services Corp.	2.400%	6/6/22	200	203
	Caterpillar Financial Services Corp.	2.550%	11/29/22	805	826
	Cintas Corp. No. 2	3.250%	6/1/22	210	213
	CNH Industrial Capital LLC	4.375%	4/5/22	4,250	4,332
[5]	ConnectEast Finance Pty Ltd.	4.250%	2/25/22	640	465
	Deere & Co.	2.600%	6/8/22	1,641	1,658
	General Electric Co.	3.150%	9/7/22	321	330
	Honeywell International Inc.	2.150%	8/8/22	1,883	1,911
	Honeywell International Inc.	0.483%	8/19/22	298	298
[2]	Huntington Ingalls Industries Inc.	0.670%	8/16/23	3,300	3,300
	John Deere Capital Corp.	2.950%	4/1/22	340	345
	John Deere Capital Corp.	1.950%	6/13/22	895	906
	John Deere Capital Corp.	2.700%	1/6/23	136	140
	Norfolk Southern Corp.	3.000%	4/1/22	380	383
	PACCAR Financial Corp.	2.000%	9/26/22	230	234
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.375%	2/1/22	180	181
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.875%	7/11/22	852	881
[5]	QPH Finance Co. Pty Ltd.	3.750%	6/7/23	50	37
	Rockwell Automation Inc.	0.350%	8/15/23	2,400	2,401
	Ryder System Inc.	2.875%	6/1/22	1,057	1,073
	Ryder System Inc.	3.875%	12/1/23	3,000	3,202
[2]	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	2,112	2,149
	Southwest Airlines Co.	2.750%	11/16/22	190	195
	Southwest Airlines Co.	4.750%	5/4/23	7,170	7,633
	Teledyne Technologies Inc.	0.650%	4/1/23	1,700	1,699
	Tyco Electronics Group SA	3.500%	2/3/22	462	463
	Union Pacific Corp.	4.163%	7/15/22	5,552	5,668
	Union Pacific Corp.	2.950%	1/15/23	2,488	2,554
	United Parcel Service Inc.	2.350%	5/16/22	502	508
	United Parcel Service Inc.	2.450%	10/1/22	694	709
	Waste Management Inc.	2.900%	9/15/22	4,137	4,213
					63,926
Materials (2.3%)
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	1,600	1,616
	Carlisle Cos. Inc.	0.550%	9/1/23	690	690
[2]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.300%	5/1/23	6,000	6,259
	DuPont de Nemours Inc.	4.205%	11/15/23	465	499

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eastman Chemical Co.	3.600%	8/15/22	7,344	7,490
	GC Treasury Center Co. Ltd.	4.250%	9/19/22	270	278
[2]	International Flavors & Fragrances Inc.	0.697%	9/15/22	928	931
	Linde Inc.	2.450%	2/15/22	200	201
	Linde Inc.	2.200%	8/15/22	1,450	1,468
	LYB International Finance BV	4.000%	7/15/23	40	42
	Martin Marietta Materials Inc.	0.650%	7/15/23	4,000	4,007
	Newmont Corp.	3.500%	3/15/22	218	219
	Newmont Corp.	3.700%	3/15/23	3,000	3,109
	Nucor Corp.	4.125%	9/15/22	5,079	5,215
	Nutrien Ltd.	3.150%	10/1/22	3,739	3,817
	Nutrien Ltd.	1.900%	5/13/23	3,000	3,064
	Sherwin-Williams Co.	2.750%	6/1/22	654	663
					39,568
Real Estate (2.5%)
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	1,275	1,327
	American Tower Corp.	2.250%	1/15/22	1,070	1,076
	American Tower Corp.	4.700%	3/15/22	518	527
	American Tower Corp.	3.500%	1/31/23	70	73
	American Tower Corp.	3.000%	6/15/23	6,922	7,211
	AvalonBay Communities Inc.	2.850%	3/15/23	192	197
	AvalonBay Communities Inc.	4.200%	12/15/23	6,000	6,425
	Boston Properties LP	3.850%	2/1/23	4,581	4,744
	Boston Properties LP	3.125%	9/1/23	300	313
	Brandywine Operating Partnership LP	3.950%	2/15/23	1,950	2,024
	Crown Castle International Corp.	3.150%	7/15/23	707	738
	ERP Operating LP	3.000%	4/15/23	2,125	2,197
	Kilroy Realty LP	3.800%	1/15/23	491	507
	Kimco Realty Corp.	3.125%	6/1/23	2,250	2,332
	Office Properties Income Trust	4.000%	7/15/22	701	717
	Omega Healthcare Investors Inc.	4.375%	8/1/23	742	786
[2]	Ontario Teachers' Cadillac Fairview Properties Trust	3.125%	3/20/22	1,235	1,248
	Post Apartment Homes LP	3.375%	12/1/22	108	111
	Public Storage	2.370%	9/15/22	4,342	4,424
	Realty Income Corp.	4.650%	8/1/23	407	434
	Simon Property Group LP	2.750%	6/1/23	5,088	5,254
	SL Green Operating Partnership LP	3.250%	10/15/22	1,789	1,834
					44,499
Technology (3.3%)
	Apple Inc.	2.100%	9/12/22	2,078	2,112
	Arrow Electronics Inc.	3.500%	4/1/22	200	202
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	238	244
	Dell International LLC / EMC Corp.	5.450%	6/15/23	642	689
	Fidelity National Information Services Inc.	0.375%	3/1/23	110	110
	Global Payments Inc.	4.000%	6/1/23	3,000	3,164
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	100	103
	Intel Corp.	2.350%	5/11/22	440	445
[5]	Intel Corp.	4.000%	12/1/22	1,020	769
	International Business Machines Corp.	1.875%	8/1/22	3,131	3,173
	International Business Machines Corp.	2.875%	11/9/22	1,281	1,317
	Microsoft Corp.	2.650%	11/3/22	443	453
	Moody's Corp.	2.625%	1/15/23	1,200	1,233
	NVIDIA Corp.	0.309%	6/15/23	12,550	12,546
	Oracle Corp.	2.500%	5/15/22	2,950	2,980
	Oracle Corp.	2.500%	10/15/22	3,000	3,068

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	2.625%	2/15/23	500	515
	Oracle Corp.	2.400%	9/15/23	5,000	5,173
	PayPal Holdings Inc.	2.200%	9/26/22	6,100	6,219
	PayPal Holdings Inc.	1.350%	6/1/23	3,544	3,603
	Skyworks Solutions Inc.	0.900%	6/1/23	2,730	2,735
	Texas Instruments Inc.	1.850%	5/15/22	1,122	1,132
	VMware Inc.	2.950%	8/21/22	4,554	4,648
	VMware Inc.	0.600%	8/15/23	1,000	1,001
					57,634
Utilities (5.7%)
	AEP Texas Inc.	2.400%	10/1/22	1,000	1,019
	Ameren Illinois Co.	2.700%	9/1/22	450	457
	Atmos Energy Corp.	0.625%	3/9/23	210	210
[5]	AusNet Services Holdings Pty Ltd.	5.750%	6/28/22	770	578
	Baltimore Gas and Electric Co.	2.800%	8/15/22	2,884	2,927
	Baltimore Gas and Electric Co.	3.350%	7/1/23	190	198
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	1,222	1,258
	Black Hills Corp.	1.037%	8/23/24	600	600
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	675	683
	CenterPoint Energy Inc.	2.500%	9/1/22	5,495	5,598
	CenterPoint Energy Resources Corp.	0.700%	3/2/23	210	210
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	1,000	1,043
	Dominion Energy Inc.	2.750%	9/15/22	342	348
[2]	Dominion Energy Inc.	2.450%	1/15/23	6,710	6,883
	DTE Energy Co.	0.550%	11/1/22	1,080	1,082
	DTE Energy Co.	2.250%	11/1/22	1,082	1,103
	Duke Energy Corp.	2.400%	8/15/22	3,915	3,980
	Duke Energy Corp.	3.050%	8/15/22	2,040	2,074
	Duke Energy Progress LLC	2.800%	5/15/22	720	727
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	2,360	2,484
	Edison International	2.400%	9/15/22	2,719	2,763
	Edison International	3.125%	11/15/22	1,610	1,649
	Enel Finance America LLC	0.356%	5/12/22	660	659
	Enel Finance America LLC	0.351%	5/18/22	1,000	998
	Enel Finance America LLC	0.356%	5/19/22	700	698
	Enel Finance America LLC	0.321%	6/14/22	1,970	1,965
	Enel Finance America LLC	0.322%	6/17/22	2,070	2,064
[2]	Engie SA	2.875%	10/10/22	160	164
	Entergy Corp.	4.000%	7/15/22	851	870
	Entergy Louisiana LLC	0.620%	11/17/23	1,180	1,180
	Entergy Louisiana LLC	0.950%	10/1/24	2,000	2,001
	Eversource Energy	2.750%	3/15/22	2,740	2,764
	Eversource Energy	2.800%	5/1/23	650	670
[4]	Eversource Energy, SOFR + 0.250%	0.300%	8/15/23	2,400	2,400
	Exelon Corp.	3.497%	6/1/22	852	867
	Exelon Generation Co. LLC	4.250%	6/15/22	1,110	1,129
	Georgia Power Co.	2.850%	5/15/22	6,215	6,314
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	1,383	1,387
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	2,877	2,907
	National Rural Utilities Cooperative Finance Corp.	2.300%	9/15/22	548	558
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	155	157
	NextEra Energy Capital Holdings Inc.	1.950%	9/1/22	799	812
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	575	591
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	4,500	4,517
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	1,405	1,427
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	874	927
	PacifiCorp	2.950%	2/1/22	674	675

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.500%	11/22/21	1,500	1,504
	Progress Energy Inc.	3.150%	4/1/22	315	317
	Sempra Energy	2.875%	10/1/22	5,229	5,322
	Sempra Energy	2.900%	2/1/23	1,850	1,905
	Southern California Edison Co.	2.400%	2/1/22	470	471
	Southern California Edison Co.	0.700%	4/3/23	210	211
[4]	Southern California Edison Co., SOFR + 0.350%	0.400%	6/13/22	980	980
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	645	668
	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	1,258	1,308
	State Grid Overseas Investment BVI Ltd.	2.750%	5/4/22	1,578	1,597
[2]	State Grid Overseas Investment BVI Ltd.	3.750%	5/2/23	2,353	2,465
	Tampa Electric Co.	2.600%	9/15/22	589	597
[2,5]	United Energy Distribution Pty Ltd.	3.500%	9/12/23	800	603
	Virginia Electric and Power Co.	2.950%	1/15/22	165	165
	Virginia Electric and Power Co.	3.450%	9/1/22	4,348	4,436
	Virginia Electric and Power Co.	2.750%	3/15/23	170	175
					99,299
Total Corporate Bonds (Cost $1,366,986)					1,366,684
Sovereign Bonds (1.5%)
	APICORP Sukuk Ltd.	3.141%	11/1/22	3,012	3,100
	Export-Import Bank of India	4.000%	1/14/23	619	643
	Fondo MIVIVIENDA SA	3.500%	1/31/23	450	462
	Kingdom of Morocco	4.250%	12/11/22	200	207
	Kingdom of Saudi Arabia	2.375%	10/26/21	1,650	1,652
[7]	Korea Monetary Stabilization Bond	0.880%	7/9/22	20,000,000	16,880
	KSA Sukuk Ltd.	2.894%	4/20/22	945	957
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	2,000	2,026
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	591	609
	Republic of Guatemala	5.750%	6/6/22	206	211
Total Sovereign Bonds (Cost $27,257)					26,747
				Shares
Temporary Cash Investments (5.5%)
Money Market Fund (5.2%)
[8]	Vanguard Market Liquidity Fund	0.068%		914,213	91,421

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.3%)
U.S. Treasury Bill	0.074%	9/8/22	5,000	4,996
Total Temporary Cash Investments (Cost $96,418)				96,417
Total Investments (99.8%) (Cost $1,746,528)				1,745,426
Other Assets and Liabilities—Net (0.2%)				3,198
Net Assets (100%)				1,748,624
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the aggregate value was $484,246,000, representing 27.7% of net assets.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Face amount denominated in Australian dollars.
6	Securities with a value of $230,000 have been segregated as initial margin for open futures contracts.
7	Face amount denominated in Korean won.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
SOFR—Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	December 2021	(26)	(5,721)	(1)
5-Year U.S. Treasury Note	December 2021	(62)	(7,610)	55
				54

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	10/27/21	USD	10,404	AUD	14,359	22	—
Citibank, N.A.	10/27/21	USD	567	AUD	779	4	—
BNP Paribas	10/15/21	USD	6,921	KRW	8,020,000	150	—
Citibank, N.A.	10/15/21	USD	6,872	KRW	7,960,000	151	—
JPMorgan Chase Bank, N.A.	10/15/21	USD	3,472	KRW	4,020,000	78	—
						405	—
AUD—Australian dollar.
KRW—Korean won.
USD—U.S. dollar.

At September 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $22,000 and cash of $100,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Asset-Backed/Commercial Mortgage-Backed Securities	—	255,578	—	255,578
Corporate Bonds	—	1,366,684	—	1,366,684
Sovereign Bonds	—	26,747	—	26,747
Temporary Cash Investments	91,421	4,996	—	96,417
Total	91,421	1,654,005	—	1,745,426
Derivative Financial Instruments
Assets
Futures Contracts[1]	55	—	—	55
Forward Currency Contracts	—	405	—	405
Total	55	405	—	460
Liabilities
Futures Contracts[1]	1	—	—	1
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.